LVIP SSGA International Index Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.85%
Australia–6.56%
ANZ Group Holdings Ltd.	390,972	$8,591,631
APA Group	158,442	930,989
Aristocrat Leisure Ltd.	73,148	3,387,174
ASX Ltd.	23,144	897,270
BHP Group Ltd.	656,546	18,476,582
BlueScope Steel Ltd.	53,459	802,632
Brambles Ltd.	181,033	2,970,780
CAR Group Ltd.	46,746	1,137,673
Cochlear Ltd.	8,771	1,620,703
Coles Group Ltd.	167,713	2,584,624
Commonwealth Bank of Australia	217,014	23,966,532
Computershare Ltd.	70,157	1,684,686
CSL Ltd.	62,412	8,185,267
Evolution Mining Ltd.	264,067	1,892,360
Fortescue Ltd.	217,502	2,688,445
Goodman Group	265,600	5,761,003
Insurance Australia Group Ltd.	291,622	1,582,323
†James Hardie Industries PLC CDI	75,078	1,394,989
Lottery Corp. Ltd.	273,677	1,064,821
Macquarie Group Ltd.	46,425	6,737,690
Medibank Pvt Ltd.	328,616	1,048,086
National Australia Bank Ltd.	394,823	11,534,380
Northern Star Resources Ltd.	179,107	2,812,363
Origin Energy Ltd.	221,976	1,836,019
Pro Medicus Ltd.	6,938	1,415,321
Qantas Airways Ltd.	81,915	591,898
QBE Insurance Group Ltd.	200,510	2,731,829
REA Group Ltd.	6,755	1,032,788
Rio Tinto Ltd.	46,872	3,784,785
Santos Ltd.	421,918	1,878,902
Scentre Group	637,309	1,720,566
SGH Ltd.	23,773	785,429
Sigma Healthcare Ltd.	608,939	1,196,717
Sonic Healthcare Ltd.	53,733	762,302
South32 Ltd.	575,988	1,042,270
Stockland	305,868	1,238,644
Suncorp Group Ltd.	140,533	1,883,991
Telstra Group Ltd.	493,852	1,575,088
Transurban Group	394,368	3,601,155
†Unibail-Rodamco -Westfield	147,580	774,847
Vicinity Ltd.	532,877	888,564
Washington H Soul Pattinson & Co. Ltd.	31,462	801,300
Wesfarmers Ltd.	148,953	9,069,693
Westpac Banking Corp.	441,151	11,375,717
WiseTech Global Ltd.	25,767	1,538,765
Woodside Energy Group Ltd.	241,444	3,679,353
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Woolworths Group Ltd.	162,397	$2,869,131
		169,828,077
Austria–0.22%
Erste Group Bank AG	39,912	3,898,645
OMV AG	21,394	1,140,843
Verbund AG	8,463	615,038
		5,654,526
Belgium–0.84%
Ageas SA	20,728	1,433,374
Anheuser-Busch InBev SA	130,355	7,774,604
D'ieteren Group	3,136	586,146
Elia Group SA	6,473	745,904
Groupe Bruxelles Lambert NV	10,477	935,455
KBC Group NV	31,196	3,715,676
Lotus Bakeries NV	58	546,121
Sofina SA	1,899	559,610
Syensqo SA	10,974	885,133
UCB SA	16,349	4,510,720
		21,692,743
Chile–0.07%
Antofagasta PLC	47,794	1,768,291
		1,768,291
China–0.14%
Belimo Holding AG	1,279	1,335,957
Futu Holdings Ltd. ADR	8,000	1,391,280
Yangzijiang Shipbuilding Holdings Ltd.	361,800	945,204
		3,672,441
Denmark–1.81%
AP Moller - Maersk AS Class A	396	774,181
AP Moller - Maersk AS Class B	566	1,109,647
Carlsberg AS Class B	12,139	1,410,541
Coloplast AS Class B	17,887	1,527,613
Danske Bank AS	89,469	3,812,042
†Demant AS	14,412	499,134
DSV AS	26,931	5,356,084
†Genmab AS	8,528	2,585,340
Novo Nordisk AS Class B	418,549	22,688,232
Novonesis Novozymes B Class B	48,472	2,966,390
†Orsted AS	65,827	1,175,621
Pandora AS	10,437	1,359,852
Rockwool AS Class B	10,898	404,687
Tryg AS	44,560	1,130,461
		46,799,825
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Faeroe Islands–0.09%
Vestas Wind Systems AS	129,204	$2,434,495
		2,434,495
Finland–1.09%
Elisa OYJ	19,955	1,046,302
Fortum OYJ	65,803	1,244,209
Kesko OYJ Class B	33,764	717,496
Kone OYJ Class B	43,863	2,986,848
Metso OYJ	88,178	1,209,695
Neste OYJ	59,768	1,093,610
Nokia OYJ	691,897	3,313,462
Nordea Bank Abp	415,970	6,817,659
Orion OYJ Class B	15,299	1,170,211
Sampo OYJ Class A	314,941	3,615,481
Stora Enso OYJ Class R	85,154	933,368
UPM-Kymmene OYJ	68,173	1,862,497
Wartsila OYJ Abp	70,882	2,117,925
		28,128,763
France–10.37%
Accor SA	24,200	1,145,005
Aeroports de Paris SA	4,365	575,507
Air Liquide SA	75,070	15,587,730
Airbus SE	77,077	17,863,181
†Alstom SA	42,561	1,105,309
Amundi SA	7,069	559,377
Arkema SA	6,396	402,495
AXA SA	229,362	10,943,645
BioMerieux	5,068	677,120
BNP Paribas SA	131,787	11,964,855
Bollore SE	80,826	457,009
Bouygues SA	24,069	1,082,855
Bureau Veritas SA	39,775	1,244,031
Capgemini SE	21,467	3,113,873
Carrefour SA	73,313	1,109,914
Cie de Saint-Gobain SA	59,569	6,410,428
Cie Generale des Etablissements Michelin SCA	89,504	3,209,211
Covivio SA	5,908	396,756
Credit Agricole SA	138,293	2,714,709
Danone SA	85,799	7,470,313
Dassault Aviation SA	2,386	797,246
Dassault Systemes SE	90,145	3,017,350
Edenred SE	30,984	734,811
Eiffage SA	8,605	1,098,164
Engie SA	234,061	5,016,464
EssilorLuxottica SA	39,157	12,688,355
FDJ UNITED	12,148	406,478
Gecina SA	6,125	613,398
Getlink SE	35,734	656,992
Hermes International SCA	4,100	10,026,745
Ipsen SA	4,269	569,366
Kering SA	9,906	3,286,098
Klepierre SA	26,339	1,025,417
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Legrand SA	34,081	$5,625,803
L'Oreal SA	31,176	13,487,912
LVMH Moet Hennessy Louis Vuitton SE	32,507	19,864,812
Orange SA	244,174	3,958,949
Pernod Ricard SA	26,288	2,578,332
Publicis Groupe SA	30,430	2,918,129
Renault SA	24,966	1,020,035
Rexel SA	26,542	867,540
Safran SA	46,696	16,452,523
Sanofi SA	144,007	13,280,568
Sartorius Stedim Biotech	3,741	755,665
Schneider Electric SE	71,038	19,816,365
Societe Generale SA	92,273	6,105,658
Sodexo SA	10,485	659,196
Teleperformance SE	6,379	474,370
Thales SA	12,166	3,807,981
TotalEnergies SE	265,208	16,107,047
†Unibail-Rodamco -Westfield	9,056	950,944
Veolia Environnement SA	83,024	2,824,808
Vinci SA	63,968	8,858,242
		268,385,086
Germany–9.33%
adidas AG	22,613	4,762,856
Allianz SE	50,183	21,057,073
BASF SE	114,595	5,703,165
Bayer AG	125,111	4,146,610
Bayerische Motoren Werke AG	37,880	3,799,776
Beiersdorf AG	13,354	1,395,366
Brenntag SE	15,432	922,204
Commerzbank AG	100,097	3,771,183
Continental AG	13,816	910,305
†Covestro AG	22,818	1,561,827
CTS Eventim AG & Co. KGaA	7,577	741,908
Daimler Truck Holding AG	62,857	2,584,382
†Delivery Hero SE	25,006	716,636
Deutsche Bank AG	238,208	8,376,064
Deutsche Boerse AG	24,283	6,503,011
Deutsche Lufthansa AG	80,787	683,665
Deutsche Post AG	123,293	5,491,900
Deutsche Telekom AG	453,225	15,436,485
E.ON SE	296,822	5,580,972
Evonik Industries AG	32,539	564,250
Fresenius Medical Care AG	25,847	1,355,238
Fresenius SE & Co. KGaA	55,692	3,099,260
GEA Group AG	17,678	1,304,443
Hannover Rueck SE	7,947	2,394,124
Heidelberg Materials AG	17,648	3,968,848
Henkel AG & Co. KGaA	12,686	940,557
Hensoldt AG	8,258	1,069,393
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Infineon Technologies AG	168,236	$6,557,584
Knorr-Bremse AG	9,088	851,981
LEG Immobilien SE	8,942	710,739
Mercedes-Benz Group AG	92,675	5,817,811
Merck KGaA	17,049	2,190,794
MTU Aero Engines AG	7,124	3,269,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,998	10,844,369
Nemetschek SE	7,140	928,806
Rational AG	579	441,174
Rheinmetall AG	5,965	13,897,875
RWE AG	84,183	3,737,944
SAP SE	136,042	36,400,234
Scout24 SE	9,307	1,164,806
Siemens AG	98,857	26,601,669
†Siemens Energy AG	87,698	10,236,472
Siemens Healthineers AG	44,627	2,411,188
Symrise AG	17,038	1,481,057
Talanx AG	7,852	1,043,551
Vonovia SE	101,074	3,150,582
†Zalando SE	27,840	850,152
		241,429,752
Hong Kong–2.20%
AIA Group Ltd.	1,389,800	13,331,950
BOC Hong Kong Holdings Ltd.	510,500	2,397,043
CK Asset Holdings Ltd.	274,300	1,329,563
CK Hutchison Holdings Ltd.	361,160	2,378,511
CK Infrastructure Holdings Ltd.	76,500	502,336
CLP Holdings Ltd.	209,500	1,735,076
Galaxy Entertainment Group Ltd.	305,000	1,680,607
Hang Seng Bank Ltd.	102,600	1,562,346
Henderson Land Development Co. Ltd.	170,149	599,964
HKT Trust & HKT Ltd.	581,592	860,959
Hong Kong & China Gas Co. Ltd.	1,462,358	1,270,317
Hong Kong Exchanges & Clearing Ltd.	158,108	8,980,234
Hongkong Land Holdings Ltd.	134,800	853,284
Jardine Matheson Holdings Ltd.	22,400	1,411,200
Link REIT	367,366	1,888,298
MTR Corp. Ltd.	186,157	631,053
Power Assets Holdings Ltd.	182,000	1,152,534
Prudential PLC	344,101	4,817,553
Sands China Ltd.	360,668	1,005,724
Sino Land Co. Ltd.	549,657	695,728
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
SITC International Holdings Co. Ltd.	149,000	$573,640
Sun Hung Kai Properties Ltd.	185,005	2,215,700
Swire Pacific Ltd. Class A	45,500	385,601
Techtronic Industries Co. Ltd.	192,000	2,456,145
WH Group Ltd.	1,050,840	1,138,350
Wharf Holdings Ltd.	112,000	320,372
Wharf Real Estate Investment Co. Ltd.	228,000	673,867
		56,847,955
Ireland–0.82%
AerCap Holdings NV	23,100	2,795,100
AIB Group PLC	291,297	2,638,510
Bank of Ireland Group PLC	127,409	2,096,428
DCC PLC	14,132	906,972
Experian PLC	120,481	6,030,937
Kerry Group PLC Class A	20,217	1,821,721
Kingspan Group PLC	20,993	1,744,997
Ryanair Holdings PLC	112,122	3,251,432
		21,286,097
Isle Of Man–0.03%
Entain PLC	70,318	826,358
		826,358
Israel–1.00%
Azrieli Group Ltd.	4,610	457,493
Bank Hapoalim BM	162,641	3,305,655
Bank Leumi Le-Israel BM	194,377	3,831,554
†Check Point Software Technologies Ltd.	11,464	2,372,016
†CyberArk Software Ltd.	6,500	3,140,475
Elbit Systems Ltd.	3,376	1,709,303
ICL Group Ltd.	95,041	593,970
Israel Discount Bank Ltd. Class A	158,477	1,566,493
Mizrahi Tefahot Bank Ltd.	19,639	1,291,993
†Nice Ltd.	8,854	1,304,496
†Nova Ltd.	3,809	1,206,915
Phoenix Financial Ltd.	29,372	1,099,610
†Teva Pharmaceutical Industries Ltd.	139,930	2,720,697
†Teva Pharmaceutical Industries Ltd. ADR	3,169	64,014
†Wix.com Ltd.	7,500	1,332,225
		25,996,909
Italy–3.08%
Banca Mediolanum SpA	29,489	590,298
Banca Monte dei Paschi di Siena SpA	169,842	1,503,500
Banco BPM SpA	149,863	2,238,922
LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
BPER Banca SpA	189,757	$2,102,193
Davide Campari-Milano NV	79,179	499,196
Enel SpA	1,069,281	10,125,976
Eni SpA	265,882	4,640,555
Ferrari NV	16,555	8,000,026
FinecoBank Banca Fineco SpA	81,994	1,771,759
Generali	113,834	4,465,142
Infrastrutture Wireless Italiane SpA	39,572	465,060
Intesa Sanpaolo SpA	1,851,443	12,203,084
Leonardo SpA	53,810	3,412,750
Moncler SpA	31,180	1,825,586
Nexi SpA	83,807	473,864
Poste Italiane SpA	58,233	1,380,360
Prysmian SpA	38,335	3,788,709
Recordati Industria Chimica e Farmaceutica SpA	15,988	970,446
Snam SpA	277,650	1,668,341
†Telecom Italia SpA	1,413,179	738,817
Terna - Rete Elettrica Nazionale	194,560	1,973,120
UniCredit SpA	183,852	13,915,950
Unipol Assicurazioni SpA	43,742	937,748
		79,691,402
Japan–21.83%
Advantest Corp.	100,900	9,995,503
Aeon Co. Ltd.	288,900	3,506,613
AGC, Inc.	22,200	724,313
Aisin Corp.	60,700	1,050,762
Ajinomoto Co., Inc.	118,700	3,408,055
ANA Holdings, Inc.	24,500	473,980
Asahi Group Holdings Ltd.	190,800	2,290,735
Asahi Kasei Corp.	164,900	1,298,482
Asics Corp.	90,700	2,374,753
Astellas Pharma, Inc.	233,900	2,531,406
Bandai Namco Holdings, Inc.	77,300	2,574,315
Bridgestone Corp.	74,600	3,454,446
Canon, Inc.	118,200	3,466,433
Capcom Co. Ltd.	44,800	1,218,720
Central Japan Railway Co.	101,100	2,900,682
Chiba Bank Ltd.	80,000	840,924
Chubu Electric Power Co., Inc.	88,800	1,236,060
Chugai Pharmaceutical Co. Ltd.	88,500	3,858,728
Concordia Financial Group Ltd.	130,000	999,493
Dai Nippon Printing Co. Ltd.	45,700	777,350
Daifuku Co. Ltd.	38,800	1,244,402
Dai-ichi Life Holdings, Inc.	446,100	3,517,278
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiichi Sankyo Co. Ltd.	226,500	$5,077,239
Daikin Industries Ltd.	33,800	3,903,736
Daito Trust Construction Co. Ltd.	41,500	910,623
Daiwa House Industry Co. Ltd.	74,000	2,662,069
Daiwa Securities Group, Inc.	175,300	1,425,420
Denso Corp.	227,200	3,280,830
Disco Corp.	11,900	3,742,564
East Japan Railway Co.	125,300	3,067,154
Eisai Co. Ltd.	36,100	1,214,440
ENEOS Holdings, Inc.	358,660	2,279,505
FANUC Corp.	119,800	3,452,599
Fast Retailing Co. Ltd.	24,800	7,553,112
Fuji Electric Co. Ltd.	19,300	1,297,760
FUJIFILM Holdings Corp.	141,200	3,514,604
Fujikura Ltd.	31,000	3,030,091
Fujitsu Ltd.	232,400	5,475,076
Hankyu Hanshin Holdings, Inc.	27,500	811,509
Hikari Tsushin, Inc.	2,500	697,840
Hitachi Ltd.	594,700	15,803,976
Honda Motor Co. Ltd.	514,800	5,329,539
Hoya Corp.	45,600	6,313,419
Hulic Co. Ltd.	64,000	701,085
Idemitsu Kosan Co. Ltd.	106,815	733,841
IHI Corp.	135,800	2,534,456
Inpex Corp.	114,200	2,064,149
Isuzu Motors Ltd.	70,200	887,439
ITOCHU Corp.	156,100	8,894,064
Japan Airlines Co. Ltd.	14,200	286,429
Japan Exchange Group, Inc.	121,700	1,359,903
Japan Post Bank Co. Ltd.	237,700	2,916,500
Japan Post Holdings Co. Ltd.	235,200	2,337,925
Japan Post Insurance Co. Ltd.	22,400	635,110
Japan Tobacco, Inc.	154,600	5,082,768
JFE Holdings, Inc.	75,300	924,924
Kajima Corp.	55,600	1,622,677
Kansai Electric Power Co., Inc.	130,100	1,863,724
Kao Corp.	59,100	2,578,044
Kawasaki Heavy Industries Ltd.	19,600	1,294,871
Kawasaki Kisen Kaisha Ltd.	44,300	630,867
KDDI Corp.	402,600	6,426,191
Keyence Corp.	25,376	9,468,490
Kikkoman Corp.	88,500	751,040
Kirin Holdings Co. Ltd.	98,500	1,443,681
Kobe Bussan Co. Ltd.	17,200	472,670
Komatsu Ltd.	123,600	4,312,648
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Konami Group Corp.	12,500	$1,804,612
Kubota Corp.	131,900	1,661,627
Kyocera Corp.	160,900	2,164,591
Kyowa Kirin Co. Ltd.	30,200	469,383
Lasertec Corp.	9,600	1,318,105
LY Corp.	393,600	1,267,153
M3, Inc.	59,600	961,596
Makita Corp.	33,700	1,095,190
Marubeni Corp.	180,900	4,523,570
MatsukiyoCocokara & Co.	39,600	804,398
MEIJI Holdings Co. Ltd.	33,736	699,426
Minebea Mitsumi, Inc.	49,200	928,041
Mitsubishi Chemical Group Corp.	188,400	1,084,525
Mitsubishi Corp.	418,300	9,987,607
Mitsubishi Electric Corp.	245,300	6,308,117
Mitsubishi Estate Co. Ltd.	133,400	3,069,684
Mitsubishi HC Capital, Inc.	116,000	958,921
Mitsubishi Heavy Industries Ltd.	413,100	10,835,547
Mitsubishi UFJ Financial Group, Inc.	1,489,900	24,118,880
Mitsui & Co. Ltd.	320,100	7,965,433
Mitsui Fudosan Co. Ltd.	346,300	3,777,137
Mitsui OSK Lines Ltd.	44,900	1,364,443
Mizuho Financial Group, Inc.	326,682	11,018,628
MonotaRO Co. Ltd.	35,600	519,009
MS&AD Insurance Group Holdings, Inc.	168,762	3,829,768
Murata Manufacturing Co. Ltd.	218,300	4,156,092
NEC Corp.	168,500	5,399,611
Nexon Co. Ltd.	38,000	834,338
NIDEC Corp.	104,800	1,866,253
Nintendo Co. Ltd.	144,000	12,468,607
Nippon Building Fund, Inc.	933	880,099
Nippon Paint Holdings Co. Ltd.	111,500	761,504
Nippon Sanso Holdings Corp.	21,900	777,018
Nippon Steel Corp.	612,110	2,522,778
Nippon Yusen KK	57,700	1,970,739
†Nissan Motor Co. Ltd.	275,500	677,735
Nissin Foods Holdings Co. Ltd.	28,200	531,259
Nitori Holdings Co. Ltd.	53,500	1,032,304
Nitto Denko Corp.	86,600	2,059,521
Nomura Holdings, Inc.	397,700	2,919,183
Nomura Research Institute Ltd.	46,707	1,791,722
NTT, Inc.	3,841,900	4,018,947
Obayashi Corp.	79,000	1,297,569
Obic Co. Ltd.	39,900	1,390,571
Olympus Corp.	146,100	1,848,417
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Oracle Corp. Japan	4,200	$428,847
Oriental Land Co. Ltd.	137,700	3,321,337
ORIX Corp.	149,400	3,921,769
Osaka Gas Co. Ltd.	44,000	1,276,100
Otsuka Corp.	32,600	680,724
Otsuka Holdings Co. Ltd.	57,500	3,055,702
Pan Pacific International Holdings Corp.	236,000	1,555,939
Panasonic Holdings Corp.	295,400	3,215,972
†Rakuten Group, Inc.	178,900	1,161,214
Recruit Holdings Co. Ltd.	172,800	9,304,570
Renesas Electronics Corp.	224,700	2,592,137
Resona Holdings, Inc.	269,300	2,750,635
Ryohin Keikaku Co. Ltd.	65,600	1,306,366
Sanrio Co. Ltd.	23,600	1,109,265
SBI Holdings, Inc.	36,470	1,587,185
SCREEN Holdings Co. Ltd.	9,300	846,455
SCSK Corp.	21,000	628,928
Secom Co. Ltd.	52,600	1,929,574
Sekisui Chemical Co. Ltd.	43,500	810,376
Sekisui House Ltd.	80,800	1,839,629
Seven & i Holdings Co. Ltd.	270,900	3,647,171
SG Holdings Co. Ltd.	46,200	477,667
Shimadzu Corp.	31,600	798,093
Shimano, Inc.	9,800	1,100,044
Shin-Etsu Chemical Co. Ltd.	219,300	7,196,557
Shionogi & Co. Ltd.	96,100	1,684,033
Shiseido Co. Ltd.	56,400	963,741
SMC Corp.	7,600	2,334,706
SoftBank Corp.	3,744,100	5,511,651
SoftBank Group Corp.	123,000	15,540,826
Sompo Holdings, Inc.	113,125	3,499,658
†Sony Financial Group, Inc.	799,400	886,510
Sony Group Corp.	799,400	23,022,244
Subaru Corp.	76,000	1,557,156
Sumitomo Corp.	142,700	4,137,658
Sumitomo Electric Industries Ltd.	95,400	2,721,014
Sumitomo Metal Mining Co. Ltd.	28,700	925,130
Sumitomo Mitsui Financial Group, Inc.	478,000	13,497,840
Sumitomo Mitsui Trust Group, Inc.	83,492	2,427,103
Sumitomo Realty & Development Co. Ltd.	40,500	1,788,863
Suntory Beverage & Food Ltd.	15,100	472,242
Suzuki Motor Corp.	209,700	3,063,575
Sysmex Corp.	67,200	829,066
T&D Holdings, Inc.	65,700	1,609,125
Taisei Corp.	20,500	1,409,778
Takeda Pharmaceutical Co. Ltd.	204,575	5,969,105
LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
TDK Corp.	251,100	$3,648,026
Terumo Corp.	168,700	2,786,855
TIS, Inc.	25,700	848,760
Toho Co. Ltd.	13,400	860,804
Tokio Marine Holdings, Inc.	237,600	10,072,113
Tokyo Electron Ltd.	57,700	10,284,829
Tokyo Gas Co. Ltd.	40,600	1,445,166
Tokyo Metro Co. Ltd.	40,400	462,912
Tokyu Corp.	57,800	705,083
TOPPAN Holdings, Inc.	33,900	869,936
Toray Industries, Inc.	172,600	1,103,281
Toyota Industries Corp.	21,000	2,362,917
Toyota Motor Corp.	1,227,900	23,659,607
Toyota Tsusho Corp.	89,800	2,490,852
Trend Micro, Inc.	17,600	963,992
Unicharm Corp.	142,300	923,167
West Japan Railway Co.	55,900	1,225,842
Yakult Honsha Co. Ltd.	30,200	492,459
Yamaha Motor Co. Ltd.	116,800	876,681
Yokogawa Electric Corp.	26,100	750,959
Zensho Holdings Co. Ltd.	13,300	869,849
ZOZO, Inc.	54,300	499,361
		565,146,423
Jordan–0.02%
Hikma Pharmaceuticals PLC	22,317	509,640
		509,640
Luxembourg–0.17%
ArcelorMittal SA	59,779	2,146,214
CVC Capital Partners PLC	22,347	388,825
Eurofins Scientific SE	14,016	1,016,620
Tenaris SA	48,817	870,594
		4,422,253
Mexico–0.03%
Fresnillo PLC	28,737	912,102
		912,102
Netherlands–5.05%
ABN AMRO Bank NV	75,793	2,424,836
†Adyen NV	3,226	5,169,920
Aegon Ltd.	164,756	1,321,527
Akzo Nobel NV	21,553	1,533,441
†Argenx SE	7,870	5,702,791
ASM International NV	5,942	3,563,448
ASML Holding NV	51,137	49,716,995
ASR Nederland NV	17,764	1,205,050
BE Semiconductor Industries NV	9,909	1,475,731
Euronext NV	10,500	1,570,528
EXOR NV	10,990	1,073,514
Ferrovial SE	67,348	3,857,033
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Heineken Holding NV	15,605	$1,069,034
Heineken NV	36,392	2,837,864
IMCD NV	6,957	718,773
ING Groep NV	392,771	10,179,512
JDE Peet's NV	18,125	663,926
Koninklijke Ahold Delhaize NV	116,550	4,713,987
Koninklijke KPN NV	486,501	2,334,400
Koninklijke Philips NV	104,101	2,815,945
NN Group NV	34,482	2,424,969
Prosus NV	168,577	11,863,201
Qiagen NV	29,430	1,302,449
Randstad NV	11,867	503,937
Stellantis NV	275,249	2,541,301
Universal Music Group NV	140,165	4,041,613
Wolters Kluwer NV	30,470	4,155,072
		130,780,797
New Zealand–0.28%
Auckland International Airport Ltd.	239,027	1,091,978
Contact Energy Ltd.	114,133	602,135
Fisher & Paykel Healthcare Corp. Ltd.	83,069	1,784,301
Infratil Ltd.	130,251	932,586
Meridian Energy Ltd.	162,251	523,942
†Xero Ltd.	21,233	2,212,855
		7,147,797
Norway–0.60%
Aker BP ASA	40,234	1,020,409
DNB Bank ASA	115,845	3,151,637
Equinor ASA	99,800	2,434,110
Gjensidige Forsikring ASA	23,519	689,576
Kongsberg Gruppen ASA	55,940	1,787,862
Mowi ASA	60,866	1,285,685
Norsk Hydro ASA	194,005	1,314,161
Orkla ASA	100,554	1,049,920
Salmar ASA	10,141	541,623
Telenor ASA	87,331	1,447,415
Yara International ASA	25,524	932,512
		15,654,910
Poland–0.01%
†InPost SA	32,528	399,081
		399,081
Portugal–0.21%
Banco Comercial Portugues SA Class R	1,080,570	955,542
EDP Renovaveis SA	45,124	593,352
EDP SA	434,335	2,058,593
Galp Energia SGPS SA	49,966	944,468
Jeronimo Martins SGPS SA	34,664	842,434
		5,394,389
LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore–1.39%
CapitaLand Ascendas REIT	515,065	$1,114,021
CapitaLand Integrated Commercial Trust	762,408	1,353,474
CapitaLand Investment Ltd.	287,328	599,180
DBS Group Holdings Ltd.	280,952	11,140,505
Genting Singapore Ltd.	779,000	443,866
†Grab Holdings Ltd. Class A	320,400	1,928,808
Keppel Ltd.	190,715	1,318,794
Oversea-Chinese Banking Corp. Ltd.	442,940	5,645,129
Sembcorp Industries Ltd.	127,800	596,423
Singapore Airlines Ltd.	203,050	1,026,308
Singapore Exchange Ltd.	109,100	1,398,057
Singapore Technologies Engineering Ltd.	194,800	1,300,227
Singapore Telecommunications Ltd.	960,900	3,076,489
United Overseas Bank Ltd.	164,885	4,420,112
Wilmar International Ltd.	231,500	511,473
		35,872,866
Spain–3.39%
Acciona SA	2,808	563,412
ACS Actividades de Construccion y Servicios SA	23,128	1,846,434
Aena SME SA	101,440	2,771,357
Amadeus IT Group SA	58,773	4,657,668
Banco Bilbao Vizcaya Argentaria SA	748,991	14,368,634
Banco de Sabadell SA	653,650	2,532,480
Banco Santander SA	1,934,948	20,159,305
Bankinter SA	88,905	1,399,200
CaixaBank SA	516,885	5,428,873
†Cellnex Telecom SA	68,237	2,362,553
Endesa SA	41,080	1,312,338
Grifols SA	36,493	528,060
Iberdrola SA	823,868	15,577,767
Industria de Diseno Textil SA	143,182	7,895,794
Redeia Corp. SA	59,962	1,157,350
Repsol SA	154,700	2,736,190
Telefonica SA	478,978	2,473,191
		87,770,606
Sweden–3.61%
AddTech AB Class B	36,862	1,195,008
Alfa Laval AB	38,854	1,768,042
Assa Abloy AB Class B	131,091	4,547,748
Atlas Copco AB Class A	351,598	5,934,411
Atlas Copco AB Class B	201,919	3,023,080
Beijer Ref AB	48,567	756,538
†Boliden AB	35,316	1,435,613
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Epiroc AB Class A	84,201	$1,774,460
Epiroc AB Class B	56,651	1,067,502
EQT AB	46,994	1,625,302
Essity AB Class B	78,392	2,046,732
Evolution AB	20,074	1,649,094
†Fastighets AB Balder Class B	93,999	672,363
H & M Hennes & Mauritz AB Class B	80,338	1,495,500
Hexagon AB Class B	278,550	3,310,858
Holmen AB Class B	10,810	410,381
Industrivarden AB Class A	15,792	626,017
Industrivarden AB Class C	22,370	886,065
Indutrade AB	37,202	852,757
Investment AB Latour Class B	20,999	497,183
Investor AB Class B	226,961	7,088,915
L E Lundbergforetagen AB Class B	10,779	559,193
Lifco AB Class B	33,061	1,116,034
Nibe Industrier AB Class B	220,153	866,170
Saab AB Class B	40,840	2,492,201
Sagax AB Class B	28,074	585,372
Sandvik AB	138,082	3,839,848
Securitas AB Class B	62,133	934,529
Skandinaviska Enskilda Banken AB Class A	205,883	4,021,699
Skanska AB Class B	49,422	1,280,382
SKF AB Class B	43,476	1,076,925
†Spotify Technology SA	20,000	13,960,000
Svenska Cellulosa AB SCA Class B	78,876	1,041,833
Svenska Handelsbanken AB Class A	201,875	2,624,650
Swedbank AB Class A	109,715	3,300,400
†Swedish Orphan Biovitrum AB	28,289	861,795
Tele2 AB Class B	67,380	1,149,076
Telefonaktiebolaget LM Ericsson Class B	360,377	2,979,664
Telia Co. AB	334,606	1,275,600
Trelleborg AB Class B	26,691	993,711
Volvo AB Class A	29,089	833,021
Volvo AB Class B	178,850	5,119,824
		93,575,496
Switzerland–9.36%
ABB Ltd.	204,850	14,750,332
Alcon AG	65,459	4,872,936
Avolta AG	9,924	536,810
Baloise Holding AG	4,965	1,224,956
Banque Cantonale Vaudoise	3,061	361,068
Barry Callebaut AG	373	510,734
BKW AG	2,293	489,392
LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	135	$3,951,711
Cie Financiere Richemont SA Class A	69,681	13,270,070
Coca-Cola HBC AG	27,385	1,290,526
DSM-Firmenich AG	23,966	2,040,517
EMS-Chemie Holding AG	926	654,324
Galderma Group AG	16,978	2,949,636
Geberit AG	4,241	3,181,616
Givaudan SA	1,208	4,904,536
†Glencore PLC	1,314,171	6,037,534
Helvetia Holding AG	4,428	1,083,012
Holcim AG	68,432	5,788,846
Julius Baer Group Ltd.	27,404	1,891,996
Kuehne & Nagel International AG	5,884	1,095,050
Logitech International SA	19,817	2,160,316
Lonza Group AG	9,129	6,045,862
Nestle SA	334,923	30,742,824
Novartis AG	247,450	31,122,033
Partners Group Holding AG	2,890	3,752,044
Roche Holding AG	95,352	31,191,497
Sandoz Group AG	53,803	3,188,101
Schindler Holding AG	8,106	3,013,242
SGS SA	20,711	2,145,899
SIG Group AG	42,675	439,857
Sika AG	19,548	4,348,911
Sonova Holding AG	6,637	1,805,884
STMicroelectronics NV	88,927	2,490,055
Straumann Holding AG	14,728	1,570,765
Swatch Group AG	3,210	602,644
Swiss Life Holding AG	3,734	4,013,329
Swiss Prime Site AG	9,873	1,380,397
Swiss Re AG	39,559	7,307,520
Swisscom AG	3,319	2,407,792
UBS Group AG	412,655	16,852,477
VAT Group AG	3,459	1,366,132
Zurich Insurance Group AG	18,973	13,504,305
		242,337,488
Thailand–0.35%
†Sea Ltd. ADR	50,400	9,007,992
		9,007,992
United Kingdom–13.73%
3i Group PLC	127,654	7,020,069
Admiral Group PLC	35,512	1,600,918
Anglo American PLC	147,590	5,528,050
Ashtead Group PLC	55,143	3,682,133
Associated British Foods PLC	39,405	1,086,943
AstraZeneca PLC	201,829	30,352,389
Auto Trader Group PLC	110,935	1,175,966
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Aviva PLC	396,275	$3,654,971
BAE Systems PLC	392,310	10,863,644
Barclays PLC	1,845,340	9,420,901
Barratt Redrow PLC	164,978	865,105
BP PLC	2,072,395	11,866,346
British American Tobacco PLC	270,978	14,384,374
BT Group PLC	745,491	1,916,490
Bunzl PLC	42,291	1,334,338
Centrica PLC	687,409	1,540,210
Coca-Cola Europacific Partners PLC	29,260	2,648,595
Compass Group PLC	222,839	7,579,313
Diageo PLC	289,031	6,901,682
GSK PLC	532,761	11,281,450
Haleon PLC	1,160,388	5,187,452
Halma PLC	48,540	2,252,209
HSBC Holdings PLC (London Shares)	2,267,404	31,866,548
Imperial Brands PLC	103,163	4,381,531
Informa PLC	169,477	2,091,481
InterContinental Hotels Group PLC	19,554	2,359,997
International Consolidated Airlines Group SA	163,906	852,867
Intertek Group PLC	20,639	1,310,703
J Sainsbury PLC	209,264	940,006
JD Sports Fashion PLC	339,910	435,659
Kingfisher PLC	222,192	922,476
Land Securities Group PLC	100,363	785,573
Legal & General Group PLC	765,060	2,448,850
Lloyds Banking Group PLC	7,815,481	8,810,351
London Stock Exchange Group PLC	62,030	7,104,398
M&G PLC	290,077	987,015
Marks & Spencer Group PLC	249,120	1,221,226
Melrose Industries PLC	165,784	1,357,398
Mondi PLC	62,604	862,168
National Grid PLC	642,921	9,230,289
NatWest Group PLC	1,065,306	7,473,117
Next PLC	15,362	2,556,718
Pearson PLC	82,873	1,177,531
Phoenix Group Holdings PLC	80,694	698,360
Reckitt Benckiser Group PLC	88,228	6,784,852
RELX PLC	239,395	11,452,196
Rentokil Initial PLC	311,516	1,574,443
Rio Tinto PLC	148,247	9,744,566
Rolls-Royce Holdings PLC	1,098,919	17,587,433
Sage Group PLC	129,513	1,916,002
Schroders PLC	75,098	379,757
LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Segro PLC	158,750	$1,399,297
Severn Trent PLC	37,424	1,302,580
Shell PLC	765,990	27,263,702
Smith & Nephew PLC	102,730	1,847,910
Smiths Group PLC	45,532	1,440,270
Spirax Group PLC	9,806	898,768
SSE PLC	147,625	3,457,588
Standard Chartered PLC	257,353	4,968,465
Tesco PLC	854,185	5,117,873
Unilever PLC	318,707	18,859,670
United Utilities Group PLC	83,526	1,287,910
Vodafone Group PLC	2,630,454	3,048,079
Whitbread PLC	24,838	1,075,629
†Wise PLC Class A	88,658	1,234,094
WPP PLC	148,207	733,112
		355,392,006
United States–0.17%
†Amrize Ltd.	68,432	3,300,175
†Monday.com Ltd.	5,300	1,026,557
		4,326,732
Total Common Stock (Cost $1,137,660,665)		2,533,093,298
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
Dr. Ing hc F Porsche AG	13,905	673,903
Total Convertible Preferred Stock (Cost $1,171,761)		673,903
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS–0.26%
Germany–0.26%
Bayerische Motoren Werke AG 5.49%	6,484	$601,010
Henkel AG & Co. KGaA 2.97%	21,604	1,742,520
Porsche Automobil Holding SE 5.72%	18,229	715,889
Sartorius AG 0.38%	3,115	723,754
Volkswagen AG 6.91%	27,507	2,969,813
Total Preferred Stocks (Cost $6,458,768)		6,752,986
ΔRIGHTS–0.00%
Belgium–0.00%
†Sofina SA expiration date 10/8/25	1,899	4,236
Total Rights (Cost $0)		4,236

MONEY MARKET FUND–0.87%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	22,466,365	22,466,365
Total Money Market Fund (Cost $22,466,365)		22,466,365

TOTAL INVESTMENTS–99.00% (Cost $1,167,757,559)	2,562,990,788
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.00%	25,784,452
NET ASSETS APPLICABLE TO 197,680,108 SHARES OUTSTANDING–100.00%	$2,588,775,240

ΔSecurities have been classified by country of origin.
†Non-income producing.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
338	ICE U.S. mini MSCI EAFE Index Futures	$47,071,570	$46,947,392	12/19/25	$124,178	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP SSGA International Index Fund–10